Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000148680
Shareholder Report [Line Items]
Fund Name	iShares Short Maturity Municipal Bond Active ETF
Trading Symbol	MEAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short Maturity Municipal Bond Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Maturity Municipal Bond Active ETF	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25% [1]
AssetsNet	$ 1,348,993,578
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,348,993,578
Number of Portfolio Holdings...
349
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
12.0%
AA+...
17.7
AA...
13.4
AA-...
10.6
A+...
3.2
A...
3.3
A-...
9.5
BBB+...
0.4
BBB...
0.3
Not Rated...
29.6
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
Texas ...
16.1%
New York ...
7.3
Alabama ...
5.5
Georgia ...
4.9
Iowa ...
4.1
Pennsylvania ...
4.0
Illinois ...
4.0
Louisiana ...
3.7
Ohio ...
3.6
Florida ...
3.2

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

[1]	Annualized.